As filed with the Securities and Exchange Commission on August 28, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares	COMMON STOCKS - 86.02%	Value
	Automobiles - 1.33%
53,242	Porsche Automobil Holding SE (b)	$4,485,605
	Automotive Parts and Accessories - Retail - 4.33%
91,925	Advance Auto Parts, Inc.	14,642,733
	Business Services - 4.05%
306,310	Nielsen N.V. (b)	13,713,499
	Communications Equipment Manufacturing - 3.12%
184,051	Motorola Solutions, Inc.	10,553,484
	Computer and Electronic Product Manufacturing - 6.74%
120,900	Apple, Inc.	15,163,883
13,388	Samsung Electronics Co., Ltd. (c)	7,637,854
		22,801,737
	Conglomerates - 3.97%
98,603	Berkshire Hathaway, Inc. - Class B (a)	13,420,854
	Direct Health and Medical Insurance Carriers - 1.25%
67,931	Aflac, Inc.	4,225,308
	Drug Stores - 3.24%
104,319	CVS Caremark Corp.	10,940,977
	General Merchandise Stores - 3.10%
109,595	Dollar General Corp.	8,519,915
24,013	Target Corp.	1,960,181
		10,480,096
	Health and Personal Care Stores - 1.29%
137,691	Sally Beauty Holdings, Inc. (a)	4,348,282
	Information Technology Services - 3.62%
200,556	Cognizant Technology Solutions Corp. - Class A (a)	12,251,966
	Internet Media - 4.19%
71,114	Baidu, Inc. - ADR (a)	14,157,375
	Medical Equipment and Supplies - 5.62%
159,659	Baxter International, Inc.	11,164,954
152,064	DENTSPLY International, Inc.	7,838,899
		19,003,853
	Non-Store Retailers - 4.03%
226,070	eBay, Inc. (a)	13,618,457
	Oil and Gas Support Services - 7.39%
86,850	Apache Corp.	5,005,165
157,004	Baker Hughes, Inc.	9,687,147
119,379	Schlumberger, Ltd. (b)	10,289,276
		24,981,588
	Pharmaceutical Preparation and Manufacturing - 4.86%
21,379	Allergan PLC (a)(b)	6,487,671
101,293	Novartis AG - ADR	9,961,154
		16,448,825
	Property and Casualty Insurance - 5.35%
252,138	American International Group, Inc.	15,587,171
3,113	Markel Corp. (a)	2,492,517
		18,079,688

	Software Publishers - 12.62%
369,219	Microsoft Corp.	16,301,019
322,994	Oracle Corp.	13,016,658
189,991	SAP SE - ADR	13,343,068
		42,660,745
	Telecommunications - 3.92%
206,835	China Mobile Ltd. - ADR	13,256,055
	Transportation Equipment Manufacturing - 2.00%
411,261	Gentex Corp.	6,752,906

	TOTAL COMMON STOCKS (Cost $262,758,894)	290,824,033

	MONEY MARKET FUNDS - 12.47%
42,136,164	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	42,136,164
	TOTAL MONEY MARKET FUNDS (Cost $42,136,164)	42,136,164

	Total Investments in Securities (Cost $304,895,058) - 98.49%	332,960,197
	Other Assets in Excess of Liabilities - 1.51%	5,116,408
	TOTAL NET ASSETS - 100.00%	$338,076,605

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2015.

Scharf Balanced Opportunity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares	COMMON STOCKS - 64.40%	Value
	Automobiles - 0.86%
4,817	Porsche Automobil Holding SE (b)	$405,829
	Automotive Parts and Accessories - Retail - 3.04%
9,009	Advance Auto Parts, Inc.	1,435,044
	Business Services - 2.89%
30,421	Nielsen N.V. (b)	1,361,948
	Communications Equipment Manufacturing - 2.30%
18,912	Motorola Solutions, Inc.	1,084,414
	Computer and Electronic Product Manufacturing - 4.84%
11,759	Apple, Inc.	1,474,873
1,415	Samsung Electronics Co., Ltd. (c)	807,257
		2,282,130
	Conglomerates - 2.67%
9,252	Berkshire Hathaway, Inc. - Class B (a)	1,259,290
	Direct Health and Medical Insurance Carriers - 1.51%
11,400	Aflac, Inc.	709,080
	Drug Stores - 2.66%
11,965	CVS Caremark Corp.	1,254,889
	General Merchandise Stores - 2.53%
13,769	Dollar General Corp.	1,070,402
1,500	Target Corp.	122,445
		1,192,847
	Health and Personal Care Stores - 1.15%
17,200	Sally Beauty Holdings, Inc. (a)	543,176
	Information Technology Services - 3.00%
23,140	Cognizant Technology Solutions Corp. - Class A (a)	1,413,623
	Internet Media - 2.82%
6,682	Baidu, Inc. - ADR (a)	1,330,253
	Investment Advisory Services - 0.55%
4,880	Oaktree Cap Group, LLC.	259,518
	Medical Equipment and Supplies - 4.03%
16,166	Baxter International, Inc.	1,130,488
14,887	DENTSPLY International, Inc.	767,425
		1,897,913
	Non-Store Retailers - 2.87%
22,476	eBay, Inc. (a)	1,353,954
	Oil and Gas Support Services - 4.93%
6,752	Apache Corp.	389,117
14,400	Baker Hughes, Inc.	888,480
12,162	Schlumberger, Ltd. (b)	1,048,243
		2,325,840
	Pharmaceutical Preparation and Manufacturing - 3.92%
2,086	Allergan PLC (a)(b)	633,018
12,331	Novartis AG - ADR	1,212,630
		1,845,648
	Property and Casualty Insurance - 3.24%
24,713	American International Group, Inc.	1,527,758
	Real Estate Investment Trust - 2.14%
27,662	HCP, Inc.	1,008,833

	Software Publishers - 8.56%
34,550	Microsoft Corp.	1,525,382
30,509	Oracle Corp.	1,229,513
18,250	SAP SE - ADR	1,281,698
		4,036,593
	Telecommunications - 2.53%
18,631	China Mobile Ltd. - ADR	1,194,061
	Transportation Equipment Manufacturing - 1.36%
39,016	Gentex Corp.	640,643

	TOTAL COMMON STOCKS (Cost $26,225,038)	30,363,284

	PREFERRED STOCKS - 5.91%
	Closed-End Funds - 3.13%
28,553	GDL Fund - Series B	1,430,791
1,700	General American Investors Co., Inc. - Series B	44,183
		1,474,974
	Investment Banking and Brokerage - 2.78%
64,582	Goldman Sachs Group, Inc. - Series B	1,311,014
	TOTAL PREFERRED STOCKS (Cost $2,728,523)	2,785,988

Principal
Amount	CONVERTIBLE BONDS - 1.37%	Value
	Blucora, Inc.
$650,000	4.25%, 4/1/2019	646,750
	TOTAL CONVERTIBLE BONDS (Cost $644,579)	646,750

	CORPORATE BONDS - 0.77%
	Automotive Parts and Accessories - Retail - 0.12%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	55,809
	Computer and Electronic Product Manufacturing - 0.21%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	100,533
	Petroleum and Coal Products Manufacturing - 0.44%
	Murphy Oil USA, Inc.
200,000	6.00%, 8/15/2023	208,500

	TOTAL CORPORATE BONDS (Cost $364,422)	364,842

	MUNICIPAL BONDS - 2.43%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	9,465
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	86,345
135,000	7.875%, 2/1/2026, Series 2011B	150,194
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
65,000	6.509%, 4/1/2039, Series 2009B	75,896
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	145,774
25,000	5.60%, 11/1/2020	28,971
75,000	6.65%, 3/1/2022, Series 2010	90,642
420,000	7.95%, 3/1/2036, Series 2010	508,729

	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	49,508
	TOTAL MUNICIPAL BONDS (Cost $1,143,095)	1,145,524

	MONEY MARKET FUNDS - 23.67%
11,161,152	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	11,161,152
	TOTAL MONEY MARKET FUNDS (Cost $11,161,152)	11,161,152

	Total Investments in Securities (Cost $42,266,809) - 98.55%	46,467,540
	Other Assets in Excess of Liabilities - 1.45%	683,192
	TOTAL NET ASSETS - 100.00%	$47,150,732

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2015.

Scharf Global Opportunity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares	COMMON STOCKS - 91.92%	Value
	Automobiles - 1.89%
4,073	Porsche Automobil Holding SE (b)	$343,148
	Automotive Parts and Accessories - Retail - 3.09%
3,510	Advance Auto Parts, Inc.	559,108
	Beverage Manufacturing - 1.66%
49,275	Ambev SA - ADR	300,578
	Business Services - 3.96%
16,015	Nielsen N.V. (b)	716,991
	Computer and Electronic Product Manufacturing - 6.66%
5,795	Apple, Inc.	726,838
840	Samsung Electronics Co., Ltd. (c)	479,220
		1,206,058
	Conglomerates - 2.92%
3,887	Berkshire Hathaway, Inc. - Class B (a)	529,060
	Financial Services - 1.80%
3,485	Mastercard, Inc. - Class A	325,778
	Health Care Equipment & Services - 1.33%
38,500	Elekta AB - Class B (b)	241,500
	Household Products - 8.71%
46,200	Hengan International Group Co., Ltd. (b)	548,925
3,525	Unilever PLC - ADR	151,434
418,500	Vinda International Holdings, Ltd. (b)	876,785
		1,577,144
	Information Technology Services - 3.46%
10,254	Cognizant Technology Solutions Corp. - Class A (a)	626,417
	Internet Based Services - 2.37%
373	Priceline Group, Inc. (a)	429,461
	Internet Media - 4.32%
3,934	Baidu, Inc. - ADR(a)	783,181
	Medical Equipment and Supplies - 4.37%
5,350	Baxter International, Inc.	374,125
8,085	DENTSPLY International, Inc.	416,782
		790,907
	Non-Store Retailers - 4.03%
12,108	eBay, Inc. (a)	729,386
	Oil and Gas Support Services - 5.56%
6,171	Baker Hughes, Inc.	380,751
7,029	Halliburton Co.	302,739
3,753	Schlumberger, Ltd. (b)	323,471
		1,006,961
	Pharmaceutical Preparation and Manufacturing - 6.36%
1,007	Allergan PLC (a)(b)	305,584
5,745	Novartis AG - ADR	564,963
1,272	Valeant Pharmaceuticals International, Inc. (a)(b)	282,575
		1,153,122
	Property and Casualty Insurance - 5.25%
15,386	American International Group, Inc.	951,162

	Software Publishers - 14.48%
20,657	Microsoft Corp.	912,007
19,748	Oracle Corp.	795,844
13,042	SAP SE - ADR	915,940
		2,623,791
	Telecommunications - 7.87%
11,878	China Mobile Ltd. - ADR	761,261
22,598	SoftBank Corp. - ADR (a)	665,511
		1,426,772
	Transportation Equipment Manufacturing - 1.83%
20,250	Gentex Corp.	332,505

	TOTAL COMMON STOCKS (Cost $15,826,613)	16,653,030

	PREFERRED STOCKS - 1.83%
	Computer and Electronic Product Manufacturing - 1.83%
372	Samsung Electronics Co., Ltd. (c)	331,163
	TOTAL PREFERRED STOCKS (Cost $335,101)	331,163

	WARRANTS - 0.85%
6,200	JPMorgan Chase & Co.
	Expiration: October 28, 2018, Exercise Price: $42.33	153,450
	TOTAL WARRANTS (Cost $156,456)	153,450

	MONEY MARKET FUNDS - 4.28%
775,370	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	775,370
	TOTAL MONEY MARKET FUNDS (Cost $775,370)	775,370

	Total Investments in Securities (Cost $17,093,540) - 98.87%	17,913,013
	Other Assets in Excess of Liabilities - 1.12%	204,262
	TOTAL NET ASSETS - 100.00%	$18,117,275

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2015.

	COUNTRY ALLOCATION
	Country	% of Net Assets
	United States	52.6%
	Cayman Islands	12.2%
	Germany	6.9%
	Republic of Korea	4.5%
	Hong Kong	4.2%
	Netherlands	3.9%
	Japan	3.7%
	Switzerland	3.1%
	Curacao	1.8%
	Ireland	1.7%
	Brazil	1.7%
	Canada	1.6%
	Sweden	1.3%
	United Kingdom	0.8%
		100.0%

Scharf Funds
Notes to Schedule of Investments
June 30, 2015 (Unaudited)

Note 1 – Securities Valuation

The Scharf Fund, the Scharf Balanced Opportunity Fund, and the Scharf Global Opportunity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Other derivative instruments, including rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2015:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$9,687,147	$-	$-	$9,687,147
Consumer Discretionary	39,362,377	-	-	39,362,377
Consumer Staples	12,901,158	-	-	12,901,158
Energy	10,289,276	-	-	10,289,276
Finance and Insurance	35,725,851	-	-	35,725,851
Healthcare	35,452,678	-	-	35,452,678
Information Technology	91,871,823	-	-	91,871,823
Manufacturing	15,039,089	-	-	15,039,089
Mining	5,005,165	-	-	5,005,165
Professional, Scientific, and Technical Services	13,713,499	-	-	13,713,499
Retail Trade	8,519,915	-	-	8,519,915
Telecommunications	13,256,055	-	-	13,256,055
Total Common Stocks	290,824,033	-	-	290,824,033
Money Market Funds	42,136,164	-	-	42,136,164
Total Investments in Securities	$332,960,197	$-	$-	$332,960,197

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$888,480	$-	$-	$888,480
Consumer Discretionary	3,972,816	-	-	3,972,816
Consumer Staples	1,377,334	-	-	1,377,334
Energy	1,048,243	-	-	1,048,243
Finance and Insurance	3,755,646	-	-	3,755,646
Healthcare	3,743,561	-	-	3,743,561

Information Technology	9,062,598	-	-	9,062,598
Manufacturing	1,490,243	-	-	1,490,243
Mining	389,118	-	-	389,118
Professional, Scientific, and Technical Services	1,361,948	-	-	1,361,948
Real Estate	1,008,833	-	-	1,008,833
Retail Trade	1,070,402	-	-	1,070,402
Telecommunications	1,194,061	-	-	1,194,061
Total Common Stocks	30,363,284	-	-	30,362,284
Preferred Stocks
Closed-End Funds	1,474,974	-	-	1,474,974
Finance and Insurance	1,311,014	-	-	1,311,014
Total Preferred Stocks	2,785,988	-	-	2,785,988
Fixed Income
Convertible Bonds	-	646,750	-	646,750
Corporate Bonds	-	364,842	-	364,842
Municipal Bonds	-	1,145,524	-	1,145,524
Total Fixed Income	-	2,157,116	-	2,157,116
Money Market Funds	11,161,152	-	-	11,161,152
Total Investments in Securities	$44,310,424	$2,157,116	$-	$46,467,540

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$810,212	$-	$-	$810,212
Consumer Discretionary	1,620,999	-	-	1,620,999
Consumer Staples	1,425,710	-	-	1,425,710
Energy	626,210	-	-	626,210
Finance and Insurance	1,806,000	-	-	1,806,000
Healthcare	2,185,530	-	-	2,185,530
Information Technology	5,239,446	-	-	5,239,446
Manufacturing	643,725	-	-	643,725
Professional, Scientific, and Technical Services	716,992	-	-	716,992
Telecommunications	1,426,772	-	-	1,426,772
Wholesale Trade	151,434	-	-	151,434
Total Common Stocks	16,653,030	-	-	16,653,030
Preferred Stocks
Computer and Electronic Product Manufacturing	331,163	-	-	331,163
Total Preferred Stocks	331,163	-	-	331,163
Warrants	153,450	-	-	153,450
Money Market Funds	775,370	-	-	775,370
Total Investments in Securities	$17,913,013	$-	$-	$17,913,013

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2015, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended June 30, 2015.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call written option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The average monthly market values of written options during the period ended June 30, 2015, for the Scharf Fund and the Scharf Balanced Opportunity Fund was $10,936 and $13,933, respectively. The Scharf Global Opportunity Fund did not hold written options during the period ended June 30, 2015.

Transactions in written options contracts for the period ended June 30, 2015, are as follows:

Scharf Fund	Contracts	Premiums Received
Beginning balance	31	$46,594
Options exercised	(31)	(46,594)
Outstanding at June 30, 2015	-	$-
Scharf Balanced Opportunity Fund	Contracts	Premiums Received
Beginning balance	40	$19,326
Options exercised	(40)	(19,326)
Outstanding at June 30, 2015	-	$-

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2015, was as follows*:

Scharf Fund

Cost of investments	$305,047,731

Gross unrealized appreciation	36,027,351
Gross unrealized depreciation	(8,114,885)
Net unrealized appreciation	$27,912,466

Scharf Balanced Opportunity Fund

Cost of investments	$42,275,081

Gross unrealized appreciation	5,088,545
Gross unrealized depreciation	(896,086)
Net unrealized appreciation	$4,192,459

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

The Scharf Global Opportunity Fund commenced operations on October 14, 2014. The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows**:

Scharf Global Opportunity Fund

Cost of investments	$17,093,540

Gross unrealized appreciation	1,193,455
Gross unrealized depreciation	(373,982)
Net unrealized appreciation	$819,473

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 8/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date 8/25/2015

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 8/25/2015

* Print the name and title of each signing officer under his or her signature.